Trade payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Summary of Trade Payables

Trade payables as at December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Invoices received - supplier not part of factoring facility	36,140	40,474
Invoices received - supplier factoring facility	10,097	11,670
Accruals for invoices to be received	11,210	14,333
Total	57,447	66,477